Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Revenue [abstract]
Schedule of revenue

Details of revenue are as follows:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Acquisition services	$101	$2,931	$3,949	$5,040
Value-added data	358	1,141	1,185	2,120
Software and solutions	1,258	915	3,863	3,052
	$1,717	$4,987	$8,997	$10,212

Primary geographical market
United States	$455	$894	$1,555	$1,778
Asia/Pacific	159	3,274	4,050	5,592
Europe	1,103	819	3,392	2,842
	$1,717	$4,987	$8,997	$10,212

Timing of revenue recognition
Upon delivery	$362	$1,245	$1,426	$2,512
Services overtime	1,355	3,742	7,571	7,700
	$1,717	$4,987	$8,997	$10,212

Schedule of changes in contract acquisition costs

Changes in contract acquisition costs, included in prepaid expenses, are as follows:

	September 30,	December 31,
	2025	2024

Contract acquisition costs, beginning of period	$194	$114
Additions	24	496
Amortization	(180)	(416)
Contract acquisition costs, end of period	$38	$194